Composition of loans held-in-portfolio-covered loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered Loans	$ 2,984,427	$ 3,755,972
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered Loans	1,710,229	2,077,411
Commercial And Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered Loans	102,575	167,236
Commercial Real Estate Construction Financing Receivable Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered Loans	190,127	361,396
Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered Loans	934,373	1,076,730
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered Loans	$ 47,123	$ 73,199